OTHER FINANCIAL INFORMATION - Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 15,093	$ 13,106
Less: accumulated depreciation and amortization	(8,893)	(6,687)
Property and equipment, net	6,200	6,419
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	9,758	8,480
Computer software
Property, Plant and Equipment [Line Items]
Total property and equipment	3,984	53
Furniture, fixtures and other
Property, Plant and Equipment [Line Items]
Total property and equipment	556	540
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	795	441
Construction in process
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 0	$ 3,592